Financial instruments, Interest bearing debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Apr. 30, 2017	Nov. 30, 2016	Nov. 30, 2014
Interest-bearing debt [Abstract]
Remaining notional	$ 866,009
Carrying amount	850,972	$ 967,275
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	56,120
Carrying amount	$ 55,719	62,166
Credit Agricole Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.19%
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 39,000
Carrying amount	$ 38,929	41,437					$ 49,400
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.25%						2.25%
Nordea BW VLCC Acquisition Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 209,628
Carrying amount	$ 207,175	254,870	$ 96,000	$ 204,000	$ 300,000
Nordea BW VLCC Acquisition Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.40%		2.40%
ABN Amro Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 436,261
Carrying amount	$ 432,581	464,826
ABN Amro Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.40%
ABN AMRO Revolving Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 0
Carrying amount	$ 0
ABN AMRO Revolving Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.50%					2.50%
Convertible Senior Notes due 2019 [Member]
Interest-bearing debt [Abstract]
Interest rate	4.50%
Remaining notional	$ 0
Carrying amount	$ 0	32,009
Convertible Senior Notes due 2021 [Member]
Interest-bearing debt [Abstract]
Interest rate	4.50%
Remaining notional	$ 125,000
Carrying amount	$ 116,568	$ 111,968